Receivables - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 09, 2020	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Overdue trade receivables		$ 0	$ 0
Loans receivable		663	776
Petrosen
Disclosure Of Trade And Other Receivables [Line Items]
Loans receivable		451	464
Financial assets at amortised cost, category | Corporate loans | Maximum
Disclosure Of Trade And Other Receivables [Line Items]
Notional amount	$ 450
Term of loans receivables	12 years
Australian dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables		$ 493	$ 479
Bottom of range
Disclosure Of Trade And Other Receivables [Line Items]
Settlement term of receivables		7 days
Top of range
Disclosure Of Trade And Other Receivables [Line Items]
Settlement term of receivables		30 days